Provisions - Provisions for assurance-type product warranty (Detail) - Warranty provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 190	€ 201	€ 259
Additional provisions, other provisions	291	248	283
Provision used, other provisions	274	261	270
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions			56
Increase (decrease) through net exchange differences, other provisions	3	2	(16)
Other provisions at end of period	€ 210	€ 190	€ 201